AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 17, 2004

                                                              File No. 033-42484
                                                              File No. 811-06400
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                     POST-EFFECTIVE AMENDMENT NO. [70]                 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. [71]                        /X/

                         THE ADVISORS' INNER CIRCLE FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           ---------------

                                  James F. Volk
                               C/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC 20004

    It is proposed that this filing become effective (check appropriate box)
     ---------------------------------------------------------------------
             / / Immediately upon filing pursuant to paragraph (b)
             / / On [date] pursuant to paragraph (b)
             / / 60 days after filing pursuant to paragraph (a)(1)
             /X/ 75 days after filing pursuant to paragraph (a)(2)
             / / on [date] pursuant to paragraph (a) of Rule 485
     ---------------------------------------------------------------------

                     PRELIMINARY PROSPECTUS DATED ____ 2004
                              SUBJECT TO COMPLETION

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS
                                 [MAY 31], 2004

                       HAVERFORD QUALITY GROWTH STOCK FUND

                               INVESTMENT ADVISER:
                      HAVERFORD INVESTMENT MANAGEMENT, INC.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Haverford Quality Growth Stock Fund (Fund) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                          PAGE
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS............................. 3
     PERFORMANCE INFORMATION AND EXPENSES.................................. 4
     MORE INFORMATION ABOUT RISK........................................... 5
     MORE INFORMATION ABOUT FUND INVESTMENTS............................... 5
     INVESTMENT ADVISER AND PORTFOLIO MANAGERS............................. 5
     PURCHASING AND SELLING FUND SHARES.................................... 6
     OTHER POLICIES........................................................ 9
     DIVIDENDS AND DISTRIBUTIONS...........................................10
     TAXES.................................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HAVERFORD QUALITY GROWTH STOCK FUND........................Back Cover

HAVERFORD QUALITY GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                          Long-term growth of capital

INVESTMENT FOCUS                         Large capitalization U.S. common stocks of growth
                                         companies

SHARE PRICE VOLATILITY                   Medium

PRINCIPAL INVESTMENT STRATEGY            Investing in well-known and established stocks
                                         with continued earnings growth and a history of
                                         paying regular dividends

INVESTOR PROFILE                         Investors who seek long-term growth of capital and
                                         income and are willing to bear the risk of
                                         investing in equity securities


INVESTMENT STRATEGY

The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on common stocks of large cap U.S. companies (those with a market capitalization greater than $10 billion) that the Fund's adviser believes are quality companies whose stock offers the potential for future price appreciation. The Fund's adviser considers quality growth companies to be companies that are "A" rated or better by independent ratings agencies; have a history of predictable and consistent earnings growth; have regular, growing dividend payments; and are industry leaders in their respective categories. After screening companies based on these criteria, the Fund's adviser invests in the companies that it believes offer exceptional financial strength, industry position, franchise recognition, and consistent and predictable growth in earnings and dividends. Using this strategy, the Fund will ordinarily expect to hold stocks of 25 to 35 different companies operating in 15 to 20 different industries.

The Fund seeks to buy and hold its securities for the long term, and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security in response to deterioration in a company's business prospects, performance, or financial strength; when it becomes over-valued or comprises too large of a position in the portfolio; or when better opportunities are available among similar companies.

PRINCIPAL RISKS OF INVESTING

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund that it would on another mutual fund with a broader range of investments.

Investors are also subject to the risk that the Fund's market segment, large cap growth stocks, may underperform other equity market segments or the equity market as a whole.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

       Investment Advisory Fees ......................................   0.60%
       Other Expenses* ...............................................   1.09%
                                                                         -----
       Total Annual Fund Operating Expenses ..........................   1.69%
       Fee Waivers and Expense Reimbursements** ......................   0.69%
       Net Expenses...................................................   1.00%

 * Other Expenses are estimated.

** The Fund's adviser has contractually agreed to waive its fees and, to the extent necessary, reimburse Fund operating expenses in order to keep net total operating expenses from exceeding 1.00% for a period of one year from the date of this prospectus.

For more information about Investment Advisory fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR                       3 YEARS
                         $172                         $533

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Fund's adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Fund's adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for growth of capital.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Haverford Investment Management, Inc. ("Adviser") serves as the investment adviser to the Fund. The Adviser's principal place of business is located at Three Radnor Corporate Center, Suite 450, Radnor, PA 19087-4546. The Adviser is a wholly-owned subsidiary of Haverford Trust Company ("Haverford Trust"). Founded in 1979, Haverford Trust offers trust, estate and private banking services. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.60% based on the average daily net assets of the Fund.

PORTFOLIO MANAGERS

A team of investment professionals from the Adviser are responsible for the day-to-day management of the Fund.

THE ADVISER'S PAST PERFORMANCE

The following table represents the average annual total return and the one year total returns for all the accounts managed by Haverford Trust with investment goals and strategies that are substantially similar to those of the Fund, with a comparison to the Fund's performance benchmark. These similarly managed accounts are referred to as Haverford Trust's "Core Equity composite." The composite was managed by the same team of investment professionals that currently manage the investments of the Fund. The composite performance has been adjusted using the estimated total operating expenses of the Fund, based on the Adviser's contractual agreement to waive its fees and reimburse Fund expenses to limit the Fund's annual operating expenses to 1.00% of average daily net assets. The comparison of the composite to the benchmark is meant to provide you with a general sense of how the composite performed compared to an appropriate broad-based equity market index. The past performance of the composite is no guarantee of the future performance of the Fund.

                                      AVERAGE ANNUAL TOTAL RETURN FOR            ONE YEAR TOTAL RETURN FOR THE
                                     THE PERIODS ENDED MARCH 31, 2004                PERIODS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------
                                                                     SINCE
COMPOSITE/BENCHMARK               1 YEAR     3 YEAR     5 YEAR    INCEPTION*   2004       2003      2002       2001
------------------------------------------------------------------------------------------------------------------------
Core Equity Composite
   (gross of fees)
Core Equity Composite
   (net of fees)**
S&P 500 Index
------------------------------------------------------------------------------------------------------------------------

*        Inception date [             ]
** Gross returns adjusted for estimated annual fees of 1.00%.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund is for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from us, complete and send in the application. If you need an application or have questions, please call _______.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

GENERAL INFORMATION

You may purchase shares by mail or wire on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $20,000 in the Fund. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at _________.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). In addition, you will need to provide a signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Fund may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $10,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the Fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund reasonably believes that the trading activity in the account(s) would be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's Adviser believes that it would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

The Fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, the Fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.

The SEC recently has proposed rules that set forth specific requirements for market timing policies and procedures for all mutual funds. The Fund intends to fully comply with these rules when they are adopted.

CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal Law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and the Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                       HAVERFORD QUALITY GROWTH STOCK FUND

INVESTMENT ADVISER

Haverford Investment Management, Inc.
Three Radnor Corporate Center
Suite 450
Radnor, PA 19087-4546

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI dated [May 31, 2004,] includes detailed information about the Fund and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:     1-800-XXX-XXXX

BY MAIL:          Haverford Quality Growth Stock Fund
                  PO Box 219009
                  Kansas City, MO 64121-9009

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE FUND'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.

                       STATEMENT OF ADDITIONAL INFORMATION

                       HAVERFORD QUALITY GROWTH STOCK FUND

                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                 [MAY 31, 2004]

                               INVESTMENT ADVISER:
                      HAVERFORD INVESTMENT MANAGEMENT, INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Haverford Quality Growth Stock Fund (the "Fund"). This SAI should be read in conjunction with the prospectus dated [May 31, 2004]. Capitalized terms not defined herein are defined in the prospectus.

                                TABLE OF CONTENTS


THE TRUST....................................................................S-1
DESCRIPTION OF PERMITTED INVESTMENTS.........................................S-2
INVESTMENT LIMITATIONS.......................................................S-7
THE ADVISER..................................................................S-8
THE ADMINISTRATOR............................................................S-9
THE DISTRIBUTOR..............................................................S-9
THE TRANSFER AGENT..........................................................S-10
THE CUSTODIAN...............................................................S-10
INDEPENDENT PUBLIC ACCOUNTANT...............................................S-10
LEGAL COUNSEL...............................................................S-10
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-10
PURCHASING AND REDEEMING SHARES.............................................S-14
DETERMINATION OF NET ASSET VALUE............................................S-14
TAXES ......................................................................S-15
FUND TRANSACTIONS...........................................................S-18
DESCRIPTION OF SHARES.......................................................S-19
SHAREHOLDER LIABILITY.......................................................S-19
LIMITATION OF TRUSTEES' LIABILITY...........................................S-19
PROXY VOTING................................................................S-19
CODE OF ETHICS..............................................................S-20
APPENDIX A - RATINGS.........................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES............................B-1

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

[May 31, 2004]

THE TRUST

GENERAL. The Fund is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each fund reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

HAVERFORD QUALITY GROWTH STOCK FUND. The Fund seeks long-term growth of capital. This goal is fundamental, and may not be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 ("1940 Act").

As its principal investment strategy, the Fund invests primarily in equity securities as described in the Prospectus. Consistent with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

Although the Fund will normally be as fully invested as practicable in equity securities, as secondary investment strategies and consistent with its investment objective, the Fund may to a lesser extent invest in warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks. A portion of the Fund's assets may also be invested in investment grade fixed income securities, cash and money market securities. Investment grade fixed income securities either are debt securities rated in one of the four highest rating categories ("investment grade") by a nationally recognized statistical rating organization (an "NRSRO") or that the Adviser determines are of comparable quality as determined by the Adviser. The Fund may also make limited use of equity index futures contracts for liquidity purposes. In order to generate additional income, the Fund may lend securities that it owns as well as invest in repurchase agreements.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased

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or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall

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     and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and

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     the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

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SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion

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from the definition of the term "commodity pool operator" in accordance with
Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

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INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The foregoing percentages apply at the time of the purchase of a security.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

7. The Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

THE ADVISER

GENERAL. Haverford Investment Management, Inc. (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2004 and is a wholly owned subsidiary of the Haverford Trust Company ("Haverford Trust"). Haverford Trust was founded in 1979 and offers investment management services, trust, estate and private banking services.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of X.XX% of the average daily net assets of the Fund.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456.

SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% of the first $250 million of assets, 0.10% of the next $250 million of assets, 0.08% on assets over $500 million, subject to a minimum annual fee of $100,000. Under the terms of the Administration Agreement, this minimum annual fee will increase by $75,000 per each additional portfolio, and $15,000 for each additional class. Due to this minimum, the annual administration fee the Fund pays will exceed the above percentages at low asset levels.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE TRANSFER AGENT

DST Systems, Inc., 333 West 9th Street, Kansas City, Missouri 64105 serves as the Fund's transfer agent.

THE CUSTODIAN

Wachovia Bank N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANT

_____ serves as independent public accountant for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's 45 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Global Assets Fund, plc, SEI Global Investments Fund, LP, SEI Global Master Fund, plc, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee (Since 1993) -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer (Emeritus), Board of Trustees of Grove City College. Trustee of The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Attorney, Solo Practitioner since 1994. Trustee of The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.
---------------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met nineteen times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

In consideration of approving the agreement for its initial term, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser proposed to charge the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the Adviser's compliance systems; (h) the Adviser's policies on and compliance procedures for personal securities transactions; (i) the Adviser's reputation, expertise and resources in domestic financial markets; and (j) the Advisor's past performance record.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser would provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ --------------------------------------------------------- -------------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------ --------------------------------------------------------- -------------------------------------------------------
     Nesher                                  None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
     Cooney                                  None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
      Doran                                  None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
    Patterson                                None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
     Peters                                  None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
     Storey                                  None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
    Sullivan                                 None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------

* Valuation date is December 31, 2003.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
      Name                  Aggregate              Pension or Retirement     Estimated Annual Benefits     Total Compensation from
                          Compensation           Benefits Accrued as Part         Upon Retirement        the Trust and Fund Complex*
                                                     of Fund Expenses
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
     Nesher                    $0                           N/A                         N/A                          $0
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
     Cooney                  $36,354                        N/A                         N/A                        $36,354
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
      Doran                    $0                           N/A                         N/A                          $0
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
    Patterson                $36,354                        NA                          N/A                        $36,354
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
     Peters                  $36,354                        N/A                         N/A                        $36,354
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------

------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
      Name                  Aggregate              Pension or Retirement     Estimated Annual Benefits     Total Compensation from
                          Compensation           Benefits Accrued as Part         Upon Retirement        the Trust and Fund Complex*
                                                     of Fund Expenses
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
     Storey                  $36,354                        N/A                         N/A                        $36,354
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------
    Sullivan                 $36,354                        N/A                         N/A                        $36,354
------------------ ---------------------------- ---------------------------- --------------------------- ---------------------------

* The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

JAMES F. VOLK (DOB 08/28/62)-- President (since 2003) -- Senior Operations Officer, SEI Funds Accounting and Administration since 1996. Assistant Chief Accountant for the U.S. Securities and Exchange Commission, 1993-1996. Audit Manager, Coopers & Lybrand LLP, 1985-1993.

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer (since 2001) -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

PETER GOLDEN (DOB 06/27/64) -- Co-Controller and Co-Chief Financial Officer (since 2003) -- Director of Global Fund Services since June 2001. Vice President of Funds Administration for J.P. Morgan Chase & Co., 2000-2001. Vice President of Pension and Mutual Fund Accounting for Chase Manhattan Bank, 1997-2000.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since
1999) -- Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm), 1997-1999. Associate, at Richter, Miller & Finn (law firm), 1994-1997.

CORI DAGGETT (DOB 10/03/61) -- Vice President and Assistant Secretary (since
2003) -- Employed by SEI Investments since 2003. Associate at Drinker, Biddle & Reath, 1998-2003.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since
1998) -- Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 2000) -- Employed by SEI Investments since November 1, 1999. Associate at White and Williams LLP (law firm), 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary (since
2000) -- Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group 1998-2000. Associate at Pepper Hamilton LLP (law firm), 1997-1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

JOHN C. MUNCH (DOB 05/07/71) _ Vice President and Assistant Secretary (since
2002) _ Assistant Secretary of the Administrator, and General Counsel, Vice President and Secretary of the Distributor since November 2001. Associate at Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998-2001. Associate at Seward & Kissel (law firm), 1996-1998.

JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary (since
2002)- Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, or certain other income; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT

The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain qualified foreign corporations. Qualified dividend income treatment requires that both the Fund and the shareholder satisfy certain holding period requirements and that the shareholder satisfy certain other conditions.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. The Fund is new and, therefore, has not completed a fiscal year.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

Beginning in August 2004, the Trust will be required to disclose annually the Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from June 1, 2003 through July 31, 2004, and will be filed no later than August 31, 2004. Once filed, Form N-PX for the Fund will be available upon request. The Fund's Form N-PX will also be available on the SEC's website at WWW.SEC.GOV.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                              APPENDIX A - RATINGS



The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                            PART C: OTHER INFORMATION


                         POST EFFECTIVE AMENDMENT NO. 70

Item 23. Exhibits:

(a)(1) The Advisors' Inner Circle Fund (the "Registrant") Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the Securities and Exchange Commission ("SEC") on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the SEC on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.
(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.
(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the SEC on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the SEC on May 22, 1997.
 (d)(5) Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
 (d)(6) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(d)(7) Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 12, 2001.
(d)(8) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(d)(9) Investment Advisory Agreement between Registrant and Toews Corporation is incorporated herein by reference to exhibit
                  (d)(12) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(10) Investment Advisory Agreement between Registrant and Prospect Asset Management with respect is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(11) Investment Advisory Agreement dated August 13, 2001 between Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(12) Investment Sub-Advisory Agreement dated August 13, 2001 between Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(13) Investment Advisory Agreement between Registrant and Cooke & Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 16, 2001.
(d)(14) Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(15) Investment Advisory Agreement between Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit
                  (d)(18) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(16) Investment Advisory Agreement between Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit
                  (d)(19) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(17) Investment Advisory Agreement between Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(18) Investment Advisory Agreement between Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(19) Investment Advisory Agreement between Registrant and Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(20) Investment Advisory Agreement between Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(21)           Investment Advisory Agreement between Registrant and C.S.
                  McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(22) Investment Advisory Agreement between Registrant and Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(23) Investment Advisory Agreement between Registrant and Sirach Capital Management, Inc. is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(24) Investment Advisory Agreement between Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(25) Investment Advisory Agreement between Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.

(d)(26) Investment Advisory Agreement between Registrant and McKinley Capital Management, Inc. is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(27) Investment Advisory Agreement between Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(28) Investment Advisory between Registrant and National City Investment Management Co. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(d)(29) Investment Advisory Agreement between Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 67 to Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(d)(30) Schedule dated February 19, 2003 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 68 to Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(d)(31)           Assignment and Assumption Agreement between AIG Capital

                  Management Corp and AIG Global Investment Corp. dated December 31, 2003 is incorporated herein by reference to exhibit
                  (d)(31) of Post-Effective Amendment No. 69 to Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(d)(32) Form of Investment Advisory Agreement between Registrant and Haverford Investment Management is filed herewith.

(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the SEC on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(e)(2) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(e)(3) Amended and Restated Distribution Agreement between Registrant and SEI Investments Distribution Co. dated November 12, 2002 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(f)               Not Applicable.

(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.
(g)(2) Amended Custodian Agreement between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit
                  (g)(2) of Post-Effective Amendment No. 39 filed on February 25, 2000.
(g)(3) Custodian Agreement between Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between Registrant and First Union National Bank (now known as Wachovia Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(g)(5) Custodian Agreement between Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 filed on April 30, 2003.
(g)(6) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 filed on December 29, 2003.

(g)(7) Amended Fee Schedule dated February 18, 2004 to the Custody Agreement dated May 21, 2001 between Registrant and Wachovia Bank, National Association is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 filed on March 1, 2004.

(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.
(h)(2) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 30, 1997.
(h)(3) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(h)(4) Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(5) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of

                  Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(6) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(h)(7) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(8) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(9) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(10) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(11) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(12) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the SEC on July 17, 2000.
(h)(13) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds

                  Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the SEC on July 17, 2000.
(h)(14) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the SEC on December 13, 2000.
(h)(15) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the SEC on December 13, 2000.
(h)(16) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the SEC on February 26, 2001.
(h)(17) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the SEC on February 26, 2001.
(h)(18) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the SEC on June 22, 2001.
(h)(19) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Sirach Portfolios is incorporated herein by reference to exhibit (h)(31) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(20) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 filed on August 30, 2002.
(h)(21) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(22) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 filed on August 30, 2002.
(h)(23) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(24) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 55 filed on August 30, 2002.
(h)(25) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(26) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Rice, Hall, James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(27) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Independence Small Cap Portfolio is incorporated herein by reference to exhibit (h)(39) of Post-Effective Amendment No. 55 filed on August 30, 2002.
(h)(28) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Acadian Emerging Markets Portfolio is incorporated herein by reference to exhibit
                  (h)(40) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(29) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKee International Equity Portfolio is incorporated herein by reference to exhibit
                  (h)(41) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(30) Schedule to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. pertaining to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice, Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(31) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit
                  (h)(43) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(32) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKinley Large Cap Growth Fund is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(33) Schedule dated September 17, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(34) Schedule to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services pertaining to Commerce Bank is incorporated herein by reference to exhibit
                  (h)(46) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(35) Schedule to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services pertaining to the McKinley Funds is incorporated herein by reference to exhibit
                  (h)(47) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(36) Schedule to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services pertaining to the Chartwell Funds is incorporated herein by reference to exhibit
                  (h)(48) of Post-Effective Amendment No. 60 filed on December 20, 2002.
(h)(37) Amended and Restated Administration Agreement between the Registrant and SEI Investments Global Funds Services, dated November 12, 2002, is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(38) Licensing Agreement between the Registrant and Standard & Poor's pertaining to the Toews Funds is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(39) Licensing Agreement between the Registrant and the Nasdaq Stock Market, Inc. pertaining to the Toews Funds is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(40) Amended Schedule dated May 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation is incorportated herein by reference to exhibit
                  (h)(59) of Post-Effective Amendment No. 67 filed on August 28, 2003.

(h)(41) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(60) of Post-Effective Amendment No. 67 filed on August 28, 2003.
(h)(42) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(61) of Post-Effective Amendment No. 67 filed on August 28, 2003.
(h)(43) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 filed on August 28, 2003.
(h)(44) Amendment dated February 19, 2003 to the Transfer Agency and Service Agreement dated November 30, 1994 between the Registrant and DST Systems, Inc. is incorportated herein by reference to exhibit (h)(63) of Post-Effective Amendment No. 68 filed on December 29, 2003.
(h)(45) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated October 1, 2000 as amended and restated February 21, 2001 between the Registrant and Forum Shareholder Services, LLC is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 filed on December 29, 2003.
(h)(46) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 filed on December 29, 2003.

(h)(47) Cooke & Bieler L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(47) of Post-Effective Amendment No. 69 filed on March 1, 2004.
(h)(48) HGK Asset Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 69 filed on March 1, 2004.
(h)(49) Independence Investments, LLC Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(49) of Post-Effective Amendment No. 69 filed on March 1, 2004.
(h)(50) LSV Asset Management Company Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 69 filed on March 1, 2004.
(h)(51) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 69 filed on March 1, 2004.
(h)(52) Chartwell Investment Partners Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 69 filed on March 1, 2004.
(h)(53) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated

                  November 12, 2002 between Registrant and SEI Investments Global Funds Services relating to the Haverford Quality Growth Stock Fund is filed herewith.
(h)(54) Transfer Agency Agreement between Registrant and DST Systems, Inc. is filed herewith.

(i)               Not Applicable.
(j)               Not Applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the SEC on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the SEC on February 26, 2001.
(m)(3) Form of Distribution Plan with respect to the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 56 filed on September 13, 2002.
(m)(4) Shareholder Servicing Plan with respect to the McKinley Capital Large Cap Growth Fund is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 67 filed on August 28, 2003.
(m)(5) Schedule dated November 12, 2002 to the Distribution Plan dated August 8, 1994 as amended August 14, 2000 for The Advisors' Inner Circle Fund is incorporated by reference to exhibit (m)(5) of Post-Effective Amendment No. 68 filed on December 29, 2003.
(n)               Not Applicable.

(o) Amended and restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit
                  (o)(1) of Post-Effective Amendment No. 69 filed on March 1, 2004.

(p)(1) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 on The Arbor Funds' Form N-1A (File No. 33-50718), filed with the SEC on May 30, 2000.
(p)(2) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the SEC on July 17, 2000.
(p)(3) Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(p)(4) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(p)(5) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.

(p)(6) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's on Form N-1A (File No. 33-9504), filed with the SEC on July 3, 2000.
(p)(7) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(p)(8) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(p)(9) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(p)(10) Synovus Funds Investment Advisors Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2002.
(p)(11) Steinberg Priest Capital Management Co., Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2002.
(p)(12) Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the SEC on February 28, 2002.
(p)(13) Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(14) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(15) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(16) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(17) Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective

                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(18) Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(19) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(20) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(21) Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(22) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(23) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(24) McKinley Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 16, 2002.
(p)(25) Chartwell Investment Partners Code of Ethics is incorporated herein by reference to exhibit (p)(27) of the Registrant's Post-Effective Amendment No. 57 on Form N-1A (File No. 33-42484) filed with the SEC on September 27, 2002.
(p)(26) National City Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(27) Revised Sterling Capital Management LLC and Sterling Capital Distributors Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(28) Revised AIG Capital Management Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.

(p)(29) Revised Chartwell Investment Partners Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.

(p)(30) Revised First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(31) Revised Synovus Investment Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(32) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit
                  (p)(32) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(33) Revised McKinley Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(33) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(34) Haverford Investment Management Code of Ethics to be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant:

Not Applicable.

Item 25.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a)(1) to Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisers:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. is the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
---------------------------------------- -------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.
AIG Global Investment Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Global Investment Corp. is 70 Pine Street, New York, NY 10270.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
William Naughton Dooley, Director        American International Group, Inc.     Senior Vice President of Financial
                                         AIG Global Investment Corp (Europe)    Services
                                         Ltd.                                   Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Alan Latz, Director               AIG Funding, Inc.                      Director
                                         AIGTI, Inc.                            Director
                                         AIG Capital Partners                   Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Steven Bensinger, Director               American International Group, Inc.     Treasurer & Vice President

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Win Jay Neuger, Director and Chairman,   AIG Global Investment Corp.            Director, Chairman, CEO
CIO
                                         AIG Global Investment Fund             Director
                                         Management Limited.
                                         AIG Global Investment Group, Inc.      Director, Chairman, CEO
                                                                                Director
                                         American International Group, Inc.
                                                                                Executive Vice President,
                                         AIG Global Investment Corp,            Chief Investment Officer
                                         (Europe), Ltd.
                                                                                Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Helen Stefanis, Director, President      AIG Structured Products, Inc.          Vice President
                                         AIGTI, Inc.                            Vice President
                                         AIG Equity Sales Corp.                 Director
---------------------------------------- -------------------------------------- --------------------------------------
Richard S. Biegen, Compliance Officer    AIG Global Investment Group, Inc.      Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Neil Friedman,                           AIG Funding, Inc.                      Vice President & Comptroller
Vice President, Comptroller              AIGTI, Inc.                            Vice President & Comptroller
                                         AIG Capital Partners, Inc.             Vice President
                                         AIG Brandes, LLC                       Assistant Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
George Coheleach, Vice President,        AIG Funding, Inc.                      Vice President
Senior Portfolio Manager                 AIGTI, Inc.                            Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Edward Jay Lieber, Vice President,       AIG Funding, Inc.                      Vice President
Portfolio Manager                        AIGTI, Inc.                            Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew Buhse, Assistant Portfolio       AIG Funding, Inc.                      Assistant Portfolio Manager
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Peter Michael Yu,                        AIG Capital Partners, Inc.             Director, CEO, President
Managing Director, Vice President                                               Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. is the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior                    Sequa Corporation                  Member, Board of Directors
Managing Director                              Berkshire Hathaway, Inc.               Member, Board of Directors
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Senior Managing                          --                                      --
Director, General Counsel
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, Senior Managing                         --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, Senior Managing Director                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------

LSV ASSET MANAGEMENT
LSV Asset Management is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management is 1 North Wacker Drive, Chicago, IL 60606. LSV Asset Management is an investment adviser registered under the Advisers Act.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Partner, COO                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Bolger EHC LLC, Partner                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Miller EHC LLC                                            --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Owens EHC LLC                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Qu EHC LLC                                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

STERLING CAPITAL MANAGEMENT COMPANY
Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Fund and Sterling Capital Small Cap Value Fund. The principal address of Sterling Capital Management Company, is Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Mark Whitaker Whalen, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David Michael Ralston, Managing                           --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Alexander Worth McAlister, Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Eduardo Alejandro Brea, Managing                          --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Brian R. Walton, Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Mary Weeks Fountain, Director                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mark Montgomery, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Bridges, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rose Ezarsky, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Tony Corallo, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Clark, Director
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth Cotner, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Patrick Rau, Director                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael McVicker, Associate Director                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mary Chaney, Associate Director                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Will Thompson, Associate Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Jo Sisco, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------
Russ Duckworth, Associate Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cathy Sawyer, Associate Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Lesley Hill, Associate Director                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Raleigh Shoemaker, Associate Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Hung Bui, Associate Director                              --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Jamie Davis, Associate                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

TOEWS CORPORATION
Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Michael T. DiMarco, Associated Person                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Phillip R. Toews, President                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Alex J. Rigolizzo, Associated Person                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Randall D. Schroeder, Associated Person                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

PROSPECT ASSET MANAGEMENT, INC.
Prospect Asset Management, Inc. is the investment adviser to the Japan Smaller Companies Fund. The principal address of Prospect Asset Management, Inc. is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Wolf Reitsberger, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                          President
---------------------------------------- -------------------------------------- --------------------------------------

SYNOVUS INVESTMENT ADVISORS
Synovus Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Investment Advisors is P.O. Box 120, Columbus, GA 31902-0120.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Mark J. Brown                                             --                                     --
President, Chief Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Beth E. Burns                            Synovus Securities, Inc.               Director of Compliance
Assistant Secretary                      Synovus Financial Management Services  Director of Compliance
---------------------------------------- -------------------------------------- --------------------------------------
Megan L Busby                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Shirley Cargill                          Synovus Trust Company, N.A.            Controller
Finance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Daniel E. Davidson                                        --                                     --
Senior Portfolio Manager,
Vice-President
---------------------------------------- -------------------------------------- --------------------------------------
John G. Gross                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Zachary D. Farmer                                         --                                     --
Portfolio Manager II, Assistant Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Nathan C. Love                                            --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
A. Daniel Mallard                        Synovus Securities, Inc.               President
Managing Director, Director              Synovus Investment Management          Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Winston A. McQuaig, Jr.                  Synovus Financial Management Services  Vice President, Compliance Officer
Compliance Officer, Secretary, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
B. Randall Merchant                                       --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Charles A. Moore                         Synovus Trust Company, N.A.            Chief Investment Officer, Senior
Chief Investment Advisor, Senior Vice                                           Vice President
President
---------------------------------------- -------------------------------------- --------------------------------------
James K. Newman                                           --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
William G. Perkins                       Synovus Financial Management Services  President
Chairman, Director                       Synovus Securities, Inc.
                                                                                Chairman, CEO
---------------------------------------- -------------------------------------- --------------------------------------
William N. Price, Jr.                                     --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Mark Robinson                            Synovus Financial Corp.                Director of Taxation
Tax Officer
---------------------------------------- -------------------------------------- --------------------------------------
Charles R. Sheffield                     Synovus Trust Company, N.A.            Senior Investment Manager, Vice
FAM Senior Investment Manager, Vice                                             President
President
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. Upshaw                                         --                                     --
Portfolio Manager III, Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Teddie L. Ussery                         Synovus Trust Company, N.A.            Director of Family Asset Management,
Director                                                                        Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew D. Weatherly                                      --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Patricia L. Whipple                      Synovus Securities, Inc.               Chief Operating Officer
Director                                 Synovus Financial Management Services  Chief Operating Officer
---------------------------------------- -------------------------------------- --------------------------------------

STEINBERG PRIEST & SLOANE CAPITAL MANAGEMENT, LLC
Steinberg Priest & Sloane Capital Management, LLC is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest & Sloane Capital Management, LLC Inc is 12 East 49th Street, Suite 1202, New York, New York 10017.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982
Director
---------------------------------------- -------------------------------------- --------------------------------------
Steven L. Feld                           Financial Clearing Services Corp.      Vice President June 1985-January 1990
Managing Director                        Michael A. Steinberg & Co., Inc.       Vice President since August 1990
---------------------------------------- -------------------------------------- --------------------------------------
Mark H Strauss                           Michael A. Steinberg & Co., Inc.       Head Trader since October 1986
Head Trader, Director
---------------------------------------- -------------------------------------- --------------------------------------
Janet Kappenberg Navon                   Atlantic Asset Management Partners     Senior Vice President & Portfolio
Portfolio Manager & Analyst              LLC                                    Strategist July 1995-May 1998
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
William W. Priest, Jr., Managing         BEA Associates                         CEO, Chairman of the Executive
Partner, Portfolio Manager                                                      Committee, Managing Director and
                                                                                Portfolio Manager June 1992-Dec. 1997
                                                                                CEO, Chairman of the Managing
                                                                                Committee, Managing Director and
                                         Credit Suisse Asset Management, LLC    Portfolio Manager January 1998 -
                                                                                April 2000
---------------------------------------- -------------------------------------- --------------------------------------


---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
David N. Pearl, Managing Director,       ING Baring Furman Selz                 Managing Director, from 1997-2001
Portfolio Manager                        Citibank Global Asset Management       Senior Portfolio Manager from 1994
                                                                                to 1997
---------------------------------------- -------------------------------------- --------------------------------------
Orest B. Stelmach, Managing Director,    The Carlyle Group                      Managing Director and High Yield
Portfolio Manager                                                               Portfolio Manager from 1999 to 2001
                                         TIG Holdings, Inc.                     Senior Vice President and CIO from
                                                                                1993 to 1999
---------------------------------------- -------------------------------------- --------------------------------------
Joseph W. Donaldson, Director, Senior    First Manhattan Co.                    Equity Analyst from 1999 to 2001
Analyst                                  ING Baring Furman Selz                 Senior Analyst in 1998
---------------------------------------- -------------------------------------- --------------------------------------

COOKE & BIELER, LP
Cooke & Bieler, LP is the investment adviser to the C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio. The principal address of Cooke & Bieler, LP is 1700 Market Street, Philadelphia, PA 19103.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
Sam Ballam III -  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Kermit S. Eck-  Partner                          Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
John J. Medveckis-  Partner                      Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Michael M. Meyer-  Partner                       Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
James R. Norris-  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
James R. O'Neal-  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Bruce A. Smith-  Partner                         Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Mehul Trivedi-  Partner                          Cooke & Bieler, Inc.                         Associate
---------------------------------------- -------------------------------------- --------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, MD 21201.

------------------------------ --------------------------------- ---------------------------- ------------------------

------------------------------ --------------------------------- ---------------------------- ------------------------
    Name                       Position with Investment Adviser  Name of Other Company        Connection with Other
                                                                                              Company
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stuart M. Christhilf, III  Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------

------------------------------ --------------------------------- ---------------------------- ------------------------

------------------------------ --------------------------------- ---------------------------- ------------------------
    Name                       Position with Investment Adviser  Name of Other Company        Connection with Other
                                                                                              Company
------------------------------ --------------------------------- ---------------------------- ------------------------
    Donald J. Hoelting         Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Robert D. McDorman, Jr.    Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Paul L. Borssuck           Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Andrew L. Gilchrist        Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    William V. Heaphy          Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stephen T. Scott           Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Simeon F. Wooten, III      Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    James F. McAree            Senior Vice President                         --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    David G. Robertson         Senior Vice President                         --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Linda L. Rosatelli         Vice President of Operations                  --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Edward W. Brown, Jr.       Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Elizabeth A. Dannettel     Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Svietlana T. Franke        Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Wendy E. Brown             Operations Manager                            --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Kanda K. Harp              Marketing Associate                           --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
                               Marketing Associate & Client
    Caroline N. Johnson        Service Rep.                                  --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Joan Bielski               Operation Administrator                       --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Daisy Vega-Galarza         Portfolio Accountant                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
   David C. Hegger            Director                           Old Mutual (US) Holdings,    Senior Vice President
                                                                 Inc.
------------------------------ --------------------------------- ---------------------------- ------------------------
    Daniel Amoss               Research Assistant                            --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------

ACADIAN ASSET MANAGEMENT, INC.
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                        --                                     --
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                     --                                     --
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                     --                                     --
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------

RICE HALL JAMES & ASSOCIATES

Rice Hall James & Associates is the investment adviser to the Rice Hall James Micro Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.

-------------------------------------------- ---------------------------------- --------------------------------------
Name and Position with Investment Adviser    Name of Other Company              Connection with Other Company
-------------------------------------------- ---------------------------------- --------------------------------------
Thao Buu-Hoan, Partner                                      --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Kevin Hamilton, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Charles G. King, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Thomas McDowell, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Gary S. Rice, Partner                                       --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Douglas Sheres, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
David P. Tessmer, Partner                                   --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Cara Thome, Partner                                         --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Timothy A. Todaro, Partner                                  --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Patricia A. Urbonya, Partner                                --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------

C.S. MCKEE, LLP
C.S. McKee, LLP is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, LLP is One Gateway Center, Pittsburgh, PA 15222.

--------------------------------------------     -------------------------------------------- -----------------------------
Name and Position with Investment Adviser        Name of Other Company                        Connection with Other Company
--------------------------------------------     -------------------------------------------- -----------------------------
Eugene M. Natali, President, CEO                                     --                                 --
------------------------------------------------ -------------------------------------------- -------------------------
Gregory M. Melvin, EVP, CIO                      Dartmouth Capital Advisor's Inc.                   President
------------------------------------------------ -------------------------------------------- -------------------------

------------------------------------------------ ---------------------------------- --------------------------------------
Name and Position with Investment Adviser        Name of Other Company              Connection with Other Company
------------------------------------------------ ---------------------------------- --------------------------------------
Norman S. Allan, EVP                                            --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Lloyd F. Stamy, Jr., SVP                                        --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Joseph A. Buongiorno, SVP                                       --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Boyd M. Hanson, SVP                                             --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Jack P. White, VP                                               --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Brian S. Allen, VP                                              --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Bryan R. Johanson, SVP                                          --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Suda Vatsan, VP                                                 --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Robert A. McGee, SVP                                            --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Nicholas A. Navari, VP                                          --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Christy S. Brenza, VP                                           --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
William J. Andrews, VP                                          --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Eugene M. Natali, Jr.                                           --                                 --
    Third Party Solicitor
------------------------------------------------ ------------------------------------------- -------------------------

INDEPENDENCE INVESTMENT, LLC
Independence Investment, LLC is the investment adviser to the Independence Small Cap Portfolio. The principal address of Independence Investment, LLC is 53 State Street, Exchange Place, Boston, MA 02109.

-------------------------------------------- ---------------------------------- --------------------------------------
Name and Position with Investment Adviser    Name of Other Company              Connection with Other Company
-------------------------------------------- ---------------------------------- --------------------------------------
Mark C. Lapman, Chairman of the Board                     --                                     --
and President
---------------------------------------- -------------------------------------- --------------------------------------
John S. Montgomery, Executive Vice                        --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Miriam F. Cooper, Executive Vice                          --                                     --
President, Chief Operating Officer
---------------------------------------- -------------------------------------- --------------------------------------
Paul F. McManus, Executive Vice                           --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Joanne P. Acford, Director               John Hancock  Life Insurance Company   Senior Vice President and Deputy
                                                                                General Counsel
---------------------------------------- -------------------------------------- --------------------------------------
John M. DeCiccio, Director               John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President and Chief
                                                                                Investment Officer & Director
---------------------------------------- -------------------------------------- --------------------------------------
Maureen R. Ford, Director                John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President
                                         John Hancock Advisers, LLC and The     Chairman, Director and Chief
                                         Berkley Group                          Executive Officer
                                         John Hancock Funds
                                                                                Chairman, President and Chief
                                                                                Executive Officer
---------------------------------------- -------------------------------------- --------------------------------------
Klaus O. Shigley, Director               John Hancock Life Insurance Company    Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Ronald J. McHugh                         John Hancock Life Insurance Company    Vice President and Treasurer
---------------------------------------- -------------------------------------- --------------------------------------

ANALYTIC INVESTORS, INC.
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 700 South Flower Street, Suite 400, Los Angeles, CA 90017.

------------------------------- ------------------------------------------ -----------------------------------------------------
Name and Position with
Investment Adviser              Name of Other Company                      Connection with Other Company
------------------------------- ------------------------------------------ -----------------------------------------------------
Dr. Roger Glen Clarke,          Ensign Peak Advisors                       President(September 1997-present)
Chairman                        Bonneville Holding Corporation             Director (January 2000-present)
                                Deseret Trust Company                      Director(September 1996- present)
                                Analytic/TSA Investors, Inc.               ChaIrman (April 1998-January 2001)
                                OHSF Hedge MGP I, Inc.                     Director (November 1999-December 2000)
------------------------------- ------------------------------------------ -----------------------------------------------------
Harindra de Silva, Director     Analytic US Market Neutral, Ltd.           Director (January 1999- present)
and President                   Analytic US Market Offshore Master, Ltd.   Director (November 2000- present)
                                Analytic/TSA Investors, Inc.
                                                                           President (April 1998- January 2001)
------------------------------- ------------------------------------------ -----------------------------------------------------
Marie Nastasi Arlt,             Analytic/TSA Investors, Inc.               Treasurer, Principal, Vice President
Treasurer, Vice President,
Chief Operating Officer and
Corporate Secretary
------------------------------- ------------------------------------------ -----------------------------------------------------
Scott F. Powers, Director       Old Mutual US Holdings, Inc.               Executive Officer
                                Old Mutual Asset Managers (US) LLC         Executive Officer
                                Mellon Institutional
                                                                           Executive Vice President-Sales, Marketing and
                                                                           Product Development
------------------------------- ------------------------------------------ -----------------------------------------------------

CHICAGO ASSET MANAGEMENT COMPANY
Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, Suite 400, Chicago, IL 60602.

------------------------------- ------------------------------- ---------------------------- ----------------------------
                                Position with Investment        Name of Other Company        Connection with Other
Employee Name                   Adviser                                                      Company
------------------------------- ------------------------------- ---------------------------- ----------------------------
Jon F. Holsteen                       Principal/Chairman                    --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
William W. Zimmer                    Principal/President                    --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Thomas F. Harmon                    Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Donna L. Minnich                    Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Gary R. Dhein                       Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Frank F. Holsteen                   Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
J. Scott Sindelar                   Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Leslie D. Makovic                  Principal/Vice President                 --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Peter L. Goldman                    Principal/Senior V.P.             Vincent Capital             Managing Member*
------------------------------- ------------------------------- ---------------------------- ----------------------------

* Currently his company has no business/clients.

CAMBIAR INVESTORS LLC
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund and the Cambiar International Equity Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Brian M. Barish, President, Director                      --                                     --
Research
---------------------------------------- -------------------------------------- --------------------------------------
Nancy H. Wigton, Principal, Director                      --                                     --
Marketing
---------------------------------------- -------------------------------------- --------------------------------------
Michael J. Gardner, Principal                    Mountain States Bank             Board of Directors - effective
                                                                                             April 2002
---------------------------------------- -------------------------------------- --------------------------------------
Maria L. Azari, Principal                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Anna A. Aldrich, Principal                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Julie Goodrum, Vice President                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Christine M. Simon, Vice President,                       --                                     --
Director Operations & Finance
---------------------------------------- -------------------------------------- --------------------------------------
Tim Beranek, Vice President                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Karl Engelmann, Vice President                            --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rod Hostetler, Vice President                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Carol VanSickle,Vice President                            --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
Fiduciary Management Associates, LLC is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, III, Senior Managing     Greentech                              Advisory Board-Director
Director                                 Vista Petroleum                        Advisory Board
---------------------------------------- -------------------------------------- --------------------------------------
Kathryn A. Vorisek, Senior Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, IV, Managing Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Terry B. French, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David J. Meyer, Managing Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Lloyd J. Spicer, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert W. Thornburgh, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Leo Harmon, Senior Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Edward S. Borland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Holly R. Carlini, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Anne T. Durkin, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Nancy A. Fisher, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Andrew S. Hadland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Greeta E. Hootman, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity, TS&W International Equity and TS&W Fixed Income Portfolios. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, VA 23230.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Matthew G. Thompson,                                      --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Horace P. Whitworth,                                      --                                     --
Vice President, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Lawrence Gibson, Secretary                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cheryl Mounce, Treasurer                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Powers, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

SIRACH CAPITAL MANAGEMENT, INC.
Sirach Capital Management, Inc. is the investment adviser to the Sirach Equity, Sirach Growth, Sirach Special Equity, Sirach Bond and Sirach Strategic Balanced Portfolios. The principal address of Sirach Capital Management, Inc. is 520 Pike Street, Suite 2800, Seattle, WA 98101.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Harvey Bateman                                            --                                     --
Managing Director - Equity Strategy
---------------------------------------- -------------------------------------- --------------------------------------
Brian Tipple                                              --                                     --
Chief Executive Officer, Director of
Equity Management & Research
---------------------------------------- -------------------------------------- --------------------------------------
James Truitt                                              --                                     --
Managing Director - Client Services
---------------------------------------- -------------------------------------- --------------------------------------

COMMERCE CAPITAL MARKETS, INC.
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, PA 19103.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Vincent J. Stafford,                     Commerce Capital Investments, Inc      President/CEO
President/CEO/Director
---------------------------------------- -------------------------------------- --------------------------------------
Terry Malloy, Secretary/CFO/Director     Commerce Capital Investments, Inc      Secretary/CFO
---------------------------------------- -------------------------------------- --------------------------------------
David Thompson, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Maria F. Lutzker                         Commerce Capital Investments, Inc      Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------

MCKINLEY CAPITAL MANAGEMENT, INC.
McKinley Capital Management, Inc. is the investment adviser to the McKinley Capital Large Cap Growth Fund. The principal address of McKinley Capital Management, Inc. is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert B. Gillam, President, Chief         1. McKinley Partners, LLC            1. Manager
Investment Officer, Director               2. McKinleyOffshore Management, Ltd. 2. Director
                                           3. Williams Financial Group          3. Registered Representative
---------------------------------------- -------------------------------------- --------------------------------------
Diane Wilke, Executive Vice President,     1. McKinley Offshore Management,     1. Director
Chief Operating Officer, Director          Ltd.                                 2. Registered Representative
                                           2. Williams Financial Group
---------------------------------------- -------------------------------------- --------------------------------------
Tamara Leitis, Assistant Vice President    Williams Financial Group             Registered Representative
---------------------------------------- -------------------------------------- --------------------------------------
B. Thomas Willison, Director (Chairman)                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------


CHARTWELL INVESTMENT PARTNERS
Chartwell Investment Partners is the investment adviser to the Chartwell Large Cap Core Fund and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name                            Position with Investment     Name of Other Company        Connection with Other
                                Adviser                                                   Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Marketing &                     --                           --
John E. Andress, Jr.            Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior               Zeke LP            General Partner, Portfolio
Edward N. Antoian               Portfolio Mgr                                                       Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
Richard M. Behler               Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
George H. Burwell               Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Mark J. Cunneen                 Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
David C. Dalrymple              Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Chief Financial        Chartwell Dividend &            Vice President
G. Gregory Hagar                Officer                          Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                Chartwell Dividend &        President, Chairman and
Winthrop S. Jessup              Managing Partner, Chairman        Income Fund, Inc.                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Michael D. Jones                Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
Michael J. McCloskey            Managing Partner, President              --                           --
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Kevin A. Melich                 Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of                     --                           --
Michael J. Nalevanko            Equity Trading
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
Harold A. Ofstie                Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of            Chartwell Dividend &            Vice President
Maria E. Pollack                Client Administration             Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Chief         Chartwell Dividend &          Vice President and
Timothy J. Riddle               Executive Officer                 Income Fund, Inc.                Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Marketing &                     --                           --
Edward A. Rittenhouse III       Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Bernard P. Schaffer             Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Christine F. Williams           Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
Babak Zenouzi                   Partner, Senior Portfolio                --                           --
                                Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------

NATIONAL CITY INVESTMENT MANAGEMENT CO.
National City Investment Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of National City Investment Management Co. is 1900 East Ninth Street, Cleveland, OH 44114.

------------------------------------------------------- -------------------------------- -----------------------------
                                                                                            Connection with Other
Name & Position with Investment Adviser                      Name of Other Company                 Company
------------------------------------------------------- -------------------------------- -----------------------------
                Paul Clark - Director                      National Processing Corp.               Director
------------------------------------------------------- -------------------------------- -----------------------------
                                                          National City Mortgage Co.               Director
------------------------------------------------------- -------------------------------- -----------------------------

CB INVESTMENT MANAGERS, LLC
CB Investment Managers, LLC is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, Kentucky 40507.


------------------------------------------------------- -------------------------------- -----------------------------
                                                                                            Connection with Other
Name & Position with Investment Adviser                      Name of Other Company                 Company
------------------------------------------------------- -------------------------------- -----------------------------
David L. Harris, Officer                                     Central Bank & Trust          Executive Vice President
------------------------------------------------------- -------------------------------- -----------------------------
R. Kevin Stortzum, Officer                                   Central Bank & Trust               Vice President
------------------------------------------------------- -------------------------------- -----------------------------
Marcia Wade, Officer                                         Central Bank & Trust               Vice President
------------------------------------------------------- -------------------------------- -----------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.
Haverford Investment Management, Inc. is the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford Investment Management, Inc. is Three Radnor Corporate Center, Suite 450, Radnor, PA 19087-4546.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment              Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
George Connell - Chairman/CEO                The Haverford Trust Company                    Chairman/CEO
                                             Haverford Financial Services                   Chairman/CEO
--------------------------------------- -------------------------------------- --------------------------------------
Joseph J. McLaughlin Jr. - President          The Haverford Trust Company                     President
---------------------------------------- -------------------------------------- --------------------------------------


Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                   July 15, 1982
         SEI Liquid Asset Trust                   November 29, 1982
         SEI Tax Exempt Trust                     December 3, 1982
         SEI Index Funds                          July 10, 1985
         SEI Institutional Managed Trust          January 22, 1987
         SEI Institutional International Trust    August 30, 1988
         STI Classic Funds                        May 29, 1992
         The Arbor Fund                           January 28, 1993
         Bishop Street Funds                      January 27, 1995
         STI Classic Variable Trust               August 18, 1995
         SEI Asset Allocation Trust               April 1, 1996
         SEI Institutional Investments Trust      June 14, 1996
         HighMark Funds                           February 15, 1997

         Expedition Funds                         June 9, 1997
         Oak Associates Funds                     February 27, 1998
         The Nevis Fund, Inc.                     June 29, 1998
         CNI Charter Funds                        April 1, 1999
         Amerindo Funds Inc.                      July 13, 1999
         iShares Inc.                             January 28, 2000
         iShares Trust                            April 25, 2000
         Pitcairn Funds                           August 1, 2000
         JohnsonFamily Funds, Inc.                November 1, 2000
         The MDL Funds                            January 24, 2001
         Causeway Capital Management Trust        September 20, 2001
         The Japan Fund, Inc.                     October 7, 2002
         TT International U.S.A. Master Trust     October 6, 2003
         TT International U.S.A. Feeder Trust     October 6, 2003

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       -------------------                                          ----------------------

Alfred P. West, Jr.         Director, Chairman of the Board of Directors                         --
Richard B. Lieb             Director, Executive Vice President                                   --
Carmen V. Romeo             Director                                                             --
Mark J. Held                President & Chief Operating Officer                                  --
Dennis J. McGonigle         Executive Vice President                                             --
Robert M. Silvestri         Chief Financial Officer & Treasurer                                  --
Carl A. Guarino             Senior Vice President                                                --
Jack May                    Senior Vice President                                                --
Kevin P. Robins             Senior Vice President                                                --
Patrick K. Walsh            Senior Vice President                                                --
Wayne M. Withrow            Senior Vice President                                                --
Robert Aller                Vice President                                                       --
John D. Anderson            Vice President & Managing Director                                   --
Timothy D. Barto            Vice President & Assistant Secretary                                 --
Robert Crudup               Vice President & Managing Director                                   --
Richard A. Deak             Vice President & Assistant Secretary                                 --
Scott W. Dellorfano         Vice President & Managing Director                                   --
Barbara Doyne               Vice President                                                       --

                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       -------------------                                          ----------------------

Jeff Drennen                Vice President                                                       --
Scott C. Fanatico           Vice President & Managing Director                                   --
Vic Galef                   Vice President & Managing Director                                   --
Steven A. Gardner           Vice President & Managing Director                                   --
Lydia A. Gavalis            Vice President & Assistant Secretary                                 --
Greg Gettinger              Vice President & Assistant Secretary                                 --
Kathy Heilig                Vice President                                                       --
Jeff Jacobs                 Vice President                                                       --
Bridget Jensen              Vice President                                                       --
Samuel King                 Vice President                                                       --
John Kirk                   Vice President & Managing Director                                   --
Kim Kirk                    Vice President & Managing Director                                   --
John Krzeminski             Vice President & Managing Director                                   --
Karen LaTourette            Secretary                                                            --
Alan H. Lauder              Vice President                                                       --
Paul Lonergan               Vice President & Managing Director                                   --
Ellen Marquis               Vice President                                                       --
Christine
McCullough                  Vice President & Assistant Secretary                                 --
Carolyn McLaurin            Vice President & Managing Director                                   --
Mark Nagle                  Vice President                                                       --
Joanne Nelson               Vice President                                                       --
Rob Redican                 Vice President                                                       --
Maria Rinehart              Vice President                                                       --
Steve Smith                 Vice President                                                       --
Daniel Spaventa             Vice President                                                       --
Kathryn L. Stanton          Vice President                                                       --
Lori L. White               Vice President & Assistant Secretary                                 --
William E. Zitelli, Jr.     Vice President & Assistant Secretary                                 --

Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's Custodians:


              First Union National Bank          Union Bank of California
              125 Broad Street                   475 Sansome Street, 15th Floor
              Philadelphia, PA 19109             San Francisco, CA 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:


                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Global Investment Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  LSV Asset Management Company
                  1 North Wacker Drive
                  Chicago, IL 60606

                  Sterling Capital Management Company
                  Two Morrocroft Centre
                  4064 Colony Road
                  Suite 300
                  Charlotte, NC 28211

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synovus Investment Advisors
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Priest & Sloane Capital Management, LLC 12 East 49th Street, Suite 1202
                  New York, NY 10017

                  Cooke & Bieler, LP
                  1700 Market Street
                  Philadelphia, PA 19103

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, MD 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, MA 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, CA 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, PA 15222

                  Independence Investment, LLC
                  53 State Street, Exchange Place
                  Boston, MA 02109

                  Analytic Investors, Inc.
                  700 South Flower Street, Suite 400
                  Los Angeles, CA 90017

                  Chicago Asset Management Company
                  70 West Madison Street, Suite 400
                  Chicago, IL 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, CO 80206

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, IL 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, VA 23230

                  Sirach Capital Management, Inc.
                  520 Pike Street, Suite 2800
                  Seattle, WA 95101

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, PA 19103

                  McKinley Capital Management, Inc.
                  3301 C Street, Suite 500
                  Anchorage, AK 99503

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, PA 19312

                  National City Investment Management Company
                  1900 East Ninth Street
                  Cleveland, OH 44114

                  CB Investment Managers, LLC
                  300 West Vine Street
                  Lexington, KY 40507.

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center
                  Suite 450
                  Radnor, PA 19087-4546

Item 29.  Management Services: None.
Item 30.  Undertakings: None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 70 to Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 17th day of March 2004.

                                            THE ADVISORS' INNER CIRCLE FUND

                                            By: /S/  JAMES F. VOLK
                                               ----------------------
                                               James F. Volk, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                         *                                    Trustee                   March 17, 2004
--------------------------------------------
John T. Cooney

                         *                                    Trustee                   March 17, 2004
--------------------------------------------
William M. Doran

                         *                                    Trustee                   March 17, 2004
--------------------------------------------
Robert A. Nesher

                         *                                    Trustee                   March 17, 2004
--------------------------------------------
Robert A. Patterson

                         *                                    Trustee                   March 17, 2004
--------------------------------------------
Eugene Peters

                         *                                    Trustee                   March 17, 2004
--------------------------------------------
George J. Sullivan, Jr.

                         *                                    Trustee                   March 17, 2004
--------------------------------------------
James M. Storey

/S/ JAMES F. VOLK                                             President                 March 17, 2004
--------------------------------------------
James F. Volk

                     *                                        Controller &              March 17, 2004
-------------------------------------------------             Chief Financial Officer
Jennifer Spratley

*By: /S/ JAMES F. VOLK
     ------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the SEC on December 29, 2003.

                                  EXHIBIT INDEX

Exhibit No.       Exhibit

EX-99.D32         Investment Advisory Agreement between Registrant and Haverford
                  Investment Management is filed herewith.
EX-99.H53         Schedule  dated  February 18, 2004 to the Administration
                  Agreement  dated  November 14, 1991 as amended and restated
                  November 12, 2002 between Registrant and SEI Investments
                  Global Funds Services relating to the Haverford Quality Growth
                  Stock Fund is filed herewith.
EX-99.H54         Transfer Agency Agreement between Registrant and DST Systems,
                  Inc. is filed herewith.